Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Principal accounting policies [Abstract]
Schedule of Cash and Cash Equivalents by Currency Denomination, Jurisdiction and Geographical Location

The following table sets forth a breakdown of the Group's cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2013 and 2014:

	US$ in thousands					RMB in thousands					US$ in thousands
	USA	Hong Kong	China Non VIE	China VIE	Total	USA	Hong Kong	China Non VIE	China VIE	Total	Total translated to USD
December 31, 2013	362	30,251	13,532	2	44,147	60,000	3,095	7,258	28,896	99,249	60,494
December 31, 2014	3	43,066	108	2	43,179	434	7	317,156	99,706	417,303	111,376

Schedule of Property and Equipment Estimated Useful Lives
The estimated useful lives are as follows:

Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets